Financial instruments - Schedule of Financial Instruments, Effect of the Master Netting Agreement (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivative Instrument Detail [Abstract]
Derivative assets, Gross amounts of recognized assets and liabilities	$ 11,451	$ 33,632
Derivative liabilities, Gross amounts of recognized assets and liabilities	297,778	338,146
Net liability	(286,327)	(304,514)
Derivative assets, Amounts subject to master netting agreement	0	21,964
Derivative liabilities, Amounts subject to master netting agreement	0	21,964
Derivative assets, Net amount	11,451	11,668
Derivative liabilities, Net amount	297,778	316,182
Net liability	$ (286,327)	$ (304,514)